FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair value measurement of assets

	December 31, 2022
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$407.8	$407.8	$—	$—	$407.8
Restricted cash	56.3	56.3	—	—	56.3
Marketable securities	6.1	5.7	—	0.4	6.1
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	19.6	—	—	19.6	19.6
Derivatives
Currency contracts	3.3	—	3.3	—	3.3
Crude oil contracts[1]	36.2	—	36.2	—	36.2
Gold bullion contracts	4.6	—	4.6	—	4.6
	$535.9	$471.8	$44.1	$20.0	$535.9
Liabilities
Derivatives
Gold bullion contracts	$(4.7)	$—	$(4.7)	$—	$(4.7)
Currency contracts	(0.1)	—	(0.1)	—	(0.1)
TARF	(11.2)	—	(11.2)	—	(11.2)
Extendible Forwards[2]	(1.8)	—	(1.8)	—	(1.8)
Long-term debt - Notes[3]	(453.1)	(352.5)	—	—	(352.5)
Long-term debt - equipment loans[4]	(16.2)	—	(15.8)	—	(15.8)
Long-term debt - Credit Facility	(455.0)	—	(455.0)	—	(455.0)
	$(942.1)	$(352.5)	$(488.6)	$—	$(841.1)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred gains of $0.9 million.
3.The carrying amount excludes unamortized deferred transaction costs of $5.5 million and the embedded derivative.
4.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.

	December 31, 2021
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$544.9	$544.9	$—	$—	$544.9
Short-term investments	7.6	7.6	—	—	7.6
Restricted cash	42.2	42.2	—	—	42.2
Marketable securities and warrants	40.4	40.0	—	0.4	40.4
Bond fund investments	4.7	4.7	—	—	4.7
Deferred consideration from the sale of Sadiola	18.9	—	—	18.9	18.9
Derivatives
Currency contracts	24.5	—	24.5	—	24.5
Crude oil contracts	38.5	—	38.5	—	38.5
Gold bullion contracts	1.7	—	1.7	—	1.7
Extendible Forwards[1]	3.7	—	3.7	—	3.7
Embedded derivative - prepayment options on Notes	1.5	—	1.5	—	1.5
	$728.6	$639.4	$69.9	$19.3	$728.6
Liabilities
Derivatives
Gold bullion contracts	$(0.7)	$—	$(0.7)	$—	$(0.7)
TARF	(3.0)	—	(3.0)	—	(3.0)
Embedded derivative - Rosebel power purchase agreement	(29.2)	—	(29.2)	—	(29.2)
Long-term debt - Notes[2]	(453.5)	(446.0)	—	—	(446.0)
Long-term debt - equipment loan[3]	(18.9)	—	(19.1)	—	(19.1)
	$(505.3)	$(446.0)	$(52.0)	$—	$(498.0)
1.The carrying amount excludes unamortized deferred gains of $1.9 million.
2.The carrying amount excludes unamortized deferred transaction costs of $6.3 million and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $0.2 million.

Fair value measurement of liabilities

	December 31, 2022
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$407.8	$407.8	$—	$—	$407.8
Restricted cash	56.3	56.3	—	—	56.3
Marketable securities	6.1	5.7	—	0.4	6.1
Bond fund investments	2.0	2.0	—	—	2.0
Deferred consideration from the sale of Sadiola	19.6	—	—	19.6	19.6
Derivatives
Currency contracts	3.3	—	3.3	—	3.3
Crude oil contracts[1]	36.2	—	36.2	—	36.2
Gold bullion contracts	4.6	—	4.6	—	4.6
	$535.9	$471.8	$44.1	$20.0	$535.9
Liabilities
Derivatives
Gold bullion contracts	$(4.7)	$—	$(4.7)	$—	$(4.7)
Currency contracts	(0.1)	—	(0.1)	—	(0.1)
TARF	(11.2)	—	(11.2)	—	(11.2)
Extendible Forwards[2]	(1.8)	—	(1.8)	—	(1.8)
Long-term debt - Notes[3]	(453.1)	(352.5)	—	—	(352.5)
Long-term debt - equipment loans[4]	(16.2)	—	(15.8)	—	(15.8)
Long-term debt - Credit Facility	(455.0)	—	(455.0)	—	(455.0)
	$(942.1)	$(352.5)	$(488.6)	$—	$(841.1)
1.Includes hedge and non-hedge derivatives.
2.The carrying amount excludes unamortized deferred gains of $0.9 million.
3.The carrying amount excludes unamortized deferred transaction costs of $5.5 million and the embedded derivative.
4.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.

	December 31, 2021
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$544.9	$544.9	$—	$—	$544.9
Short-term investments	7.6	7.6	—	—	7.6
Restricted cash	42.2	42.2	—	—	42.2
Marketable securities and warrants	40.4	40.0	—	0.4	40.4
Bond fund investments	4.7	4.7	—	—	4.7
Deferred consideration from the sale of Sadiola	18.9	—	—	18.9	18.9
Derivatives
Currency contracts	24.5	—	24.5	—	24.5
Crude oil contracts	38.5	—	38.5	—	38.5
Gold bullion contracts	1.7	—	1.7	—	1.7
Extendible Forwards[1]	3.7	—	3.7	—	3.7
Embedded derivative - prepayment options on Notes	1.5	—	1.5	—	1.5
	$728.6	$639.4	$69.9	$19.3	$728.6
Liabilities
Derivatives
Gold bullion contracts	$(0.7)	$—	$(0.7)	$—	$(0.7)
TARF	(3.0)	—	(3.0)	—	(3.0)
Embedded derivative - Rosebel power purchase agreement	(29.2)	—	(29.2)	—	(29.2)
Long-term debt - Notes[2]	(453.5)	(446.0)	—	—	(446.0)
Long-term debt - equipment loan[3]	(18.9)	—	(19.1)	—	(19.1)
	$(505.3)	$(446.0)	$(52.0)	$—	$(498.0)
1.The carrying amount excludes unamortized deferred gains of $1.9 million.
2.The carrying amount excludes unamortized deferred transaction costs of $6.3 million and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $0.2 million.

Fair value of marketable securities and warrants

Marketable securities included in level 3
Balance, December 31, 2021	$0.4
Reduction in value of marketable securities	—
Change in fair value reported in OCI, net of income taxes	—
Balance, December 31, 2022	$0.4